REVENUE RECOGNITION - Contract balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
REVENUE RECOGNITION
Accounts receivable, net of allowance for doubtful accounts	$ 121	$ 97
Vacation ownership mortgages receivable, net of allowance	737	730
Contract liabilities	232	$ 235
Revenue recognized	$ 109